Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Commodities Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Commodities Strategy Fund (Class A)†
Average Annual Return, Percent	(0.25%)	11.70%	4.15%
Commodities Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Commodities Strategy Fund (Class C)
Average Annual Return, Percent	2.95%	11.95%	3.86%
Guggenheim Managed Futures Strategy | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Futures Strategy Fund (Class A)†
Average Annual Return, Percent	0.46%	4.27%	1.24%
Guggenheim Managed Futures Strategy | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Futures Strategy Fund (Class C)
Average Annual Return, Percent	3.77%	4.53%	0.99%
Guggenheim Multi-Hedge Strategies Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Guggenheim Multi-Hedge Strategies Fund (Class A)†
Average Annual Return, Percent	(3.28%)	0.12%	1.07%
Guggenheim Multi-Hedge Strategies Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Guggenheim Multi-Hedge Strategies Fund (Class C)
Average Annual Return, Percent	(0.07%)	0.36%	0.82%
Without Sales Load [Member] | Commodities Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%	12.79%	4.66%
Without Sales Load [Member] | Commodities Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	11.95%	3.86%
Without Sales Load [Member] | Commodities Strategy Fund | Class H
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	12.78%	4.64%
Without Sales Load [Member] | Guggenheim Managed Futures Strategy | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	5.29%	1.74%
Without Sales Load [Member] | Guggenheim Managed Futures Strategy | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%	4.53%	0.99%
Without Sales Load [Member] | Guggenheim Managed Futures Strategy | Class P
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	5.30%	1.76%
Without Sales Load [Member] | Guggenheim Managed Futures Strategy | Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%	5.60%	2.01%
Without Sales Load [Member] | Guggenheim Multi-Hedge Strategies Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%	1.10%	1.56%
Without Sales Load [Member] | Guggenheim Multi-Hedge Strategies Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%	0.36%	0.82%
Without Sales Load [Member] | Guggenheim Multi-Hedge Strategies Fund | Class P
Average Annual Return [Line Items]
Average Annual Return, Percent	1.58%	1.10%	1.58%
Without Sales Load [Member] | Guggenheim Multi-Hedge Strategies Fund | Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%	1.35%	1.82%
Commodities Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Commodities Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Commodities Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Managed Futures Strategy | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Managed Futures Strategy | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Managed Futures Strategy | Class P | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Managed Futures Strategy | Institutional Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Multi-Hedge Strategies Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Multi-Hedge Strategies Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Multi-Hedge Strategies Fund | Class P | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Commodities Strategy Fund | Class A | S&P Goldman Sachs Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	7.12%	14.65%	6.08%
S&P Goldman Sachs Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	7.12%	14.65%	6.08%
S&P Goldman Sachs Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	7.12%	14.65%	6.08%
Guggenheim Managed Futures Strategy | Class A | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.21%	3.19%	2.19%
Guggenheim Managed Futures Strategy | Class C | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.21%	3.19%	2.19%
Guggenheim Managed Futures Strategy | Class P | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.21%	3.19%	2.19%
Guggenheim Managed Futures Strategy | Institutional Class | ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.21%	3.19%	2.19%
Guggenheim Multi-Hedge Strategies Fund | Class A | HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.13%	2.87%	3.08%
Guggenheim Multi-Hedge Strategies Fund | Class C | HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.13%	2.87%	3.08%
Guggenheim Multi-Hedge Strategies Fund | Class P | HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.13%	2.87%	3.08%
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.13%	2.87%	3.08%